Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes and loss	¥ (68,619)	¥ (752)	¥ (294,034)
Income tax benefit computed at an applicable tax rate of 25%	(17,155)	(188)	(73,509)
Non-deductible expenses related to impairment of goodwill			4,248
Non-deductible expenses related to share-based compensation	2,833	6,431	10,929
Non-deductible expenses on debt waive for the dissolved HK subsidiaries		18,868
Non-taxable gain related to disposal gain on subsidiaries		(28,198)
Non-taxable gain on dissolution of HK subsidiaries		(23,071)
Effect of other non-deductible items	416	5,136	113
Effect of preferential tax rate	2,466	(30,497)	4,516
Effect of income tax rate difference in other jurisdictions	(11,594)	(2,054)	15,360
Effect of change in tax rate	(713)	18,907
Prior year true up	(50,978)	(41,372)
Change in valuation allowance	81,094	83,586	39,359
Total	¥ 6,369	¥ 7,548	¥ 1,016